Transactions with Related Parties (Details Narrative)							1 Months Ended	12 Months Ended
	Jun. 28, 2024 USD ($) Integer shares	Jul. 05, 2023 USD ($)	Feb. 10, 2023 USD ($)	Dec. 20, 2021 USD ($) shares	Nov. 15, 2021 USD ($)	Oct. 28, 2015 USD ($)	May 31, 2021 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	May 14, 2019
Related Party Transaction [Line Items]
Due to related parties								$ 127,000	$ 1,379,000
Maturity date							Apr. 01, 2023
Principal amount							$ 1,000
Principal amount							433,000
Interest amount							$ 1,000,000
Shares issued | shares							272,766,000
Stock issued							$ 3,000,000
Restricted Stock [Member] | Accuship Maritime Ltd [Member]
Related Party Transaction [Line Items]
Stock issued during period shares restricted stock award | shares	267,857
DRYKON MARITIME Corp. [Member]
Related Party Transaction [Line Items]
Ownership percentage		60.00%
Payments to acquire businesses gross		$ 6,780,000
Ownership percentage		40.00%
DRYKON MARITIME Corp. [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Payments to acquire businesses gross	$ 5,880,000	$ 4,520,000
Chief Executive Officer and Chairman [Member]
Related Party Transaction [Line Items]
Ownership percentage	40.00%	40.00%
Accuship Maritime Ltd [Member]
Related Party Transaction [Line Items]
Ownership percentage	60.00%
Payments to acquire businesses gross	$ 7,320,000
Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory note percentage			7.50%
Principal amount			$ 6,000,000
Payment of debt			$ 3,000,000
Minimum [Member]
Related Party Transaction [Line Items]
Principal amount							3,000,000
Maximum [Member]
Related Party Transaction [Line Items]
Principal amount							$ 6,000,000
Maritime Investors Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory Note						$ 2,500,000
Promissory note percentage						2.75%
Maturity date						Jan. 15, 2017
Principal balance						$ 5,000,000
Maritime Investors Promissory Note [Member] | Extended Maturity [Member]
Related Party Transaction [Line Items]
Maturity date						Mar. 31, 2020
Interest rate						4.50%	7.50%					9.00%
Promissory Note [Member]
Related Party Transaction [Line Items]
Payment of debt									113,000	$ 337,000
Interest on debt									$ 69,000	450,000
Cash payable										$ 113,000
Pyxis Maritime Corporation [Member]
Related Party Transaction [Line Items]
Sale of stock percentage of ownership after transaction								1.00%
Sale of stock price per share | $ / shares								$ 0.150
Jiangsu New Yangzi Shipbuilding [Member]
Related Party Transaction [Line Items]
Vessel capacity | Integer	82,099
Jiangsu New Yangzi Shipbuilding [Member] | Accuship Maritime Ltd [Member]
Related Party Transaction [Line Items]
Vessel capacity | Integer	82,099
Jiangsu New Yangzi Shipbuilding [Member] | Restricted Stock [Member] | Accuship Maritime Ltd [Member]
Related Party Transaction [Line Items]
Stock issued during period shares restricted stock award | shares	267,857
Pyxis Maritime Corporation [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel | $ / shares								$ 0.325
Charter hire agreement commission rate									1.25%
Vessels initial term								5 years
Head management agreement commencement date								Mar. 23, 2020
Management agreements renewal period								5 years
Administration fees payable to related party								$ 1,600,000
Head management agreement, terms and manner of settlement								In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual Administration Fees. Pursuant to the amendment of this agreement on March 18, 2020, in the event of such change of control and termination, the Company shall also pay to Maritime an amount equal to 12 months of the then daily Ship-management Fees.
Ship-management and administration fees percentage increase								the average rate in Greece was a deflation of 1.23% and, as a result, no adjustment was made to the Ship-management Fees and the Administration Fees for 2022. The average inflation rate in Greece in 2022 was 9.65% and, as a result, an adjustment to the Ship-management Fees and the Administration Fees have been made effective January 1, 2023. Effective January 1, 2024 the Ship-Management Fees and the Administration Fees for 2024 were increased by 3.50% in line with the average inflation rate in Greece in 2023 and were $0.381 per day per ship and $1,875 annually, respectively.
Pyxis Maritime Corporation [Member] | Pyxis Epsilon [Member]
Related Party Transaction [Line Items]
Base term expired								December 31, 2017
Pyxis Maritime Corporation [Member] | Pyxis Malou [Member]
Related Party Transaction [Line Items]
Base term expired								December 31, 2018
While Vessel is Under Construction [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel | $ / shares								$ 0.450
Konkar Agencies [Member]
Related Party Transaction [Line Items]
Ship management services per day per vessel | $ / shares								$ 0.850
Charter hire agreement commission rate								1.25%
Due from related parties								$ 194,000
Due to related parties								65,000
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties								908,000	$ 990,000
Due from related parties									194,000
Due to related parties								$ 973,000	$ 990,000
Pyxis Lamda [Member]
Related Party Transaction [Line Items]
Maturity date							Apr. 01, 2024
SPP Shipbuilding Co. Ltd [Member] | Memorandum of Agreement [Member]
Related Party Transaction [Line Items]
Due to related parties											$ 2,995,000
Payments for Construction in Process					$ 32,000,000
Business Combination, Assets Arising from Contingencies, Amount Recognized, Other than at Fair Value					31,172,000
Line of Credit, Current					$ 21,680,000
Line of credit facility, expiration period					7 years
issuance of common stock, shares | shares				1,034,751
Debt Conversion, Converted Instrument, Amount				$ 2,170,000
Cash				$ 4,320,000
Debt Instrument, Convertible, Carrying Amount of Equity Component											$ 1,325,000
SPP Shipbuilding Co. Ltd [Member] | Memorandum of Agreement [Member] | Secured Debt [Member]
Related Party Transaction [Line Items]
Line of Credit Facility, Collateral Fees, Amount					$ 3,000,000